Earnings and Dividends Per Common Share, Earnings Per Common Share Calculations (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share Reconciliation [Abstract]
Wells Fargo net income (loss)	$ 21,338	$ 19,722	$ 19,142
Preferred stock dividends and other	1,053	1,116	1,160
Wells Fargo net income (loss) applicable to common stock	$ 20,285	$ 18,606	$ 17,982
Earnings per common share
Average common shares outstanding (denominator) (in shares)	3,201.8	3,426.1	3,688.3
Per share (in dollars per share)	$ 6.34	$ 5.43	$ 4.88
Diluted earnings per common share
Average common shares outstanding (in shares)	3,201.8	3,426.1	3,688.3
Add: Stock-based compensation awards (in shares)	40.5	41.5	32.1
Diluted average common shares outstanding (denominator) (in shares)	3,242.3	3,467.6	3,720.4
Per share (in dollars per share)	$ 6.26	$ 5.37	$ 4.83
Earnings per share, diluted, share-based payment award, method [Extensible Enumeration]	Treasury stock method [Member]	Treasury stock method [Member]	Treasury stock method [Member]